Share Capital (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of classes of share capital

Authorised share capital:	2020 £’000	2019 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2020 No.	£’000	2019 No.	£’000
Class A ordinary shares	28,823,893	577	18,599,985	372
Class B ordinary shares	20,455,733	409	23,696,345	474
Class C ordinary shares	5,648,543	113	12,128,997	243
Ordinary shares of £0.02 each	54,928,169	1,099	54,425,327	1,089